Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' deficit:
Schedule of equity compensation plans

Stock option activity under all of the Company’s equity compensation plans during the three months ended March 31, 2017 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2016	337,441	$42.07
Granted	2,000	2.55
Forfeited	(23,875)	45.53
Outstanding at March 31, 2017	315,566	$42.33

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted-average Exercise price per share	Intrinsic Value (1)
Outstanding at January 1, 2015	258,583		$32.00	-	$385.60	$54.38	$ 4,800
Exercisable at January 1, 2015		140,687	$40.00		$385.60	$62.27	600
Activity during the year ended December 31, 2015
Granted	61,912		$29.60	-	$42.40	$32.80
Exercised	-		-	-	-	-
Cancelled or forfeited	(22,212)		$32.00	-	128.00	$59.20
Outstanding at December 31, 2015	298,283		$29.60		$385.60	$48.73	-
Exercisable at December 31, 2015		179,216	$29.60		$385.60	$56.40	-
Activity during the year ended December 31, 2016
Granted	53,750		$5.00		$12.40	$6.40
Exercised	-
Cancelled or forfeited	(14,592)		$5.00		$385.60	$12.67
Outstanding at December 31, 2016	337,441		$5.00		$385.60	$42.07	-
Exercisable at December 31, 2016		245,989	$5.00		$385.60	$38.71	-

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

Schedule of stock options (contractual life expressed in years)

The following table summarizes information about stock options at December 31, 2016 (contractual life expressed in years):

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price
$5.00	-	$45.20	247,469	7.67	$32.48	156,351	6.91	$38.71
$46.40	-	$83.60	88,892	5.16	$68.09	88,558	5.15	$68.16
$128.00	-	$385.60	1,080	1.61	$322.73	1,080	1.61	$322.73
			337,441	7.67	$42.07	245,989	6.26	38.71

Schedule of company's nonvested stock options during the years

Company’s nonvested stock options during the years ended December 31, 2016 and 2015 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2015	117,895	$20.80
Activity during the year ended December 31, 2015
Granted	61,912	$18.77
Forfeited	(2,562)	$23.76
Vested	(58,178)	$21.13
Nonvested December 31, 2015	119,067	$18.77
Activity during the year ended December 31, 2016
Granted	53,750	$3.01
Forfeited	(6,918)	$28.66
Vested	(74,447)	$18.16
Nonvested December 31, 2016	91,452	$10.53

Schedule of share-based compensation expense

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the three months ended March 31, 2017 and 2016, share-based compensation expense related to options was:

Three Months Ended March 31,
2017	2016
$206,896	$260,149
For the years ended December 31, 2016 and 2015, share-based compensation expense related to options was:

Year Ended December 31,
2016	2015
$959,585	$1,682,063

Schedule of assumptions used in calculating the fair value under the Black-Scholes option-pricing model

The estimated grant date fair values of options granted during the three months ended March 31, 2017 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield	0%
Expected volatility	51.79%
Risk free interest rates	2.11%
Expected lives (in years)	6.0

The assumptions used in calculating the fair value under the Black-Scholes option-pricing model are as follows:

	Years Ended December 31,
	2016	2015
Dividend yield	0%	0%
Expected Volatility	47.47% to 50.69%	46.67% to 47.93%
Risk free Interest rates	1.23% to 1.39%	1.48% to 1.80%
Expected lives (in years)	6.0	6.0

Schedule of common stock warrant activity

Warrants have generally been issued for terms of up to five years. Common stock warrant activity for the three months ended March 31, 2017 was as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2016	1,991,293	$13.00
Issued	-	-
Exercised	-	-
Terminated	(57,720)	38.43
Outstanding at March 31, 2017	1,933,573	$12.71

Warrants have generally been issued in connection with financing transactions and for terms of up to five years. Common stock warrant activity for the years ended December 31, 2016 and 2015 is as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2015	518,978	$32.13
Activity during the year ended December 31, 2015
Issued	327,060	$18.12
Terminated	(781)	$320.00
Outstanding at December 31, 2015	845,257	$25.67	(1)
Activity during the year ended December 31, 2016
Issued	1,208,845	$6.23
Exercised	(15,625)	$5.00
Terminated	(47,184)	$14.77
Outstanding at December 31, 2016	1,991,293	$13.00	(2)

(1)	The weighted-average exercise price reflects exercise price adjustments triggered by the 2015 PIPE.
(2)	The weighted-average exercise price reflects exercise price adjustments triggered by the 2016 Purchase Agreement and the 2016 PIPE.

Schedule of information regarding outstanding warrants

Information regarding outstanding warrants at December 31, 2016 is as follows (contractual life expressed in years):

Exercise Price	Number Outstanding	Weighted - Average Remaining Contractual Life	Intrinsic Value (1)
$1.83	1,540	3.96	$1,648
5.00	28,750	1.07	-
5.50	1,129,330	4.67	-
12.80	70,627	1.07	-
16.23	242,021	3.96	-
21.10	152,084	3.96	-
24.00	11,471	0.15	-
30.00	45,999	0.13	-
34.32	185,779	2.98	-
36.00	68,155	0.50	-
38.80	8,583	0.50	-
40.00	34,875	0.35	-
70.00	12,079	2.23	-
	1,991,293	3.81	$1,648

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at December 31, 2016 less the warrant exercise price of in-the-money warrants.